Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 5.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.50%
Innovator U.S. Equity Power Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 508.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator U.S. Equity Power Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 431.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator U.S. Equity Power Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 579.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.50%)